LONG-TERM BORROWINGS DUE TO RELATED PARTY (Details) [Parenthetical] - Related Party Member [Member]	12 Months Ended
Jun. 30, 2018 CNY (¥)
Debt Instrument, Term	10 years
Long-term Borrowings [Member]
Debt Instrument, Periodic Payment	¥ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Debt Instrument, Maturity Date, Description	due in November 2027